Document and Entity Information	6 Months Ended
Jun. 30, 2021
Cover page.
Entity Registrant Name	Atlantica Sustainable Infrastructure plc
Entity Central Index Key	0001601072
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2021